Presentation of Financial Statements and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Foreign Subsidiaries

The foreign subsidiaries with functional currency different from the Company and which have administrative autonomy are listed below:

Subsidiary	Functional currency	Location
Oxiteno México S.A. de C.V.	Mexican Peso	Mexico
Oxiteno Servicios Corporativos S.A. de C.V.	Mexican Peso	Mexico
Oxiteno Servicios Industriales S.A. de C.V.	Mexican Peso	Mexico
Oxiteno USA LLC	U.S. Dollar	United States
Oxiteno Uruguay S.A. (i)	U.S. Dollar	Uruguay
Oxiteno Andina, C.A. (ii)	Bolivar Soberano	Venezuela

(i)

The subsidiary Oxiteno Uruguay S.A. (“Oxiteno Uruguay”) determined its functional currency as the U.S. dollar (“US$”), as its inventory sales, purchases of raw material inputs, and financing activities are performed substantially in this currency.

(ii)

According the definition and general guidance of IAS 29, the characteristics of the economic environment of Venezuela indicate that this country is a hyperinflationary economy. As a result, the financial information of Oxiteno Andina, C.A. (“Oxiteno Andina”) was adjusted by the Venezuelan Consumer Price Index.

Summary of Impairment Loss of Subsidiary

Current assets
Cash and cash equivalents	1,703
Trade receivables	290
Inventories	985
Other receivables	160

3,138
Non-current assets
Property, plant, and equipment, net	2,427

Total of impairment loss	5,565

Summary of Classification and Measurement of Financial Instruments

	2017
	Classification as previously reported according to IAS 39		New classification according to IFRS 9
	Category	Carrying value	Measured at fair value through profit or loss	Measured at fair value through other comprehensive income	Measured at amortized cost
Financial assets:
Cash and cash equivalents
Cash and bank deposits	Loans and receivables	147,926	—	—	147,926
Financial investments in local currency	Measured at fair value through profit or loss	4,821,605	—	4,821,605	—
Financial investments in foreign currency	Measured at fair value through profit or loss	32,473	32,473	—	—
Financial investments:
Fixed-income securities and funds in local currency	Available for sale	68,742	—	2,720	66,022
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	1,076,849	1,076,849	—	—
Fixed-income securities and funds in local currency	Held to maturity	7,449	—	—	7,449
Fixed-income securities and funds in foreign currency	Available for sale	129,131	—	129,131	—
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	85,753	85,753	—	—

Total		6,369,928	1,195,075	4,953,456	221,397

Summary of Impacts of Adoption

The tables below summarize the effects of the IFRS 9 and 15 adoption and reclassifications on statements of financial position, statements of profit or loss and statements of cash flow:

2. x.1 Adoption of the Pronouncements as of January 1, 2017

Statements of Financial Position

Assets	As previously reported – 12/31/2016	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	After adoption IFRS 9 and 15 and reclassification – 1/1/2017
Current assets
Trade receivables and reseller financing	3,502,322	(84,713)	(29,442)	—	3,388,167
Inventories	2,761,207	—	20,170	—	2,781,377
Contractual assets with customers – exclusive rights	—	—	448,316	—	448,316
Other current assets	6,748,267	—	—	—	6,748,267

Total current assets	13,011,796	(84,713)	439,044	—	13,366,127

Non-current assets
Contractual assets with customers – exclusive rights	—	—	989,768	—	989,768
Deferred income and social contribution taxes	417,344	28,802	13,472	—	459,618
Other non-current assets	1,429,262	—	—	—	1,429,262

Total long term assets	1,846,606	28,802	1,003,240	—	2,878,648

Investments	141,687	—	—	—	141,687
Property, plant, and equipment	5,787,982	—	—	8,436	5,796,418
Intangible assets	3,371,599	—	(1,471,527)	(8,436)	1,891,636

Total non-current assets	11,147,874	28,802	(468,287)	—	10,708,389

Total assets	24,159,670	(55,911)	(29,243)	—	24,074,516

Liabilities	As previously reported – 12/31/2016	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	After adoption IFRS 9 and 15 and reclassification – 1/1/2017
Current liabilities
Taxes payable	171,033	—	(2,647)	—	168,386
Other current liabilities	5,315,913	—	—	—	5,315,913

Total current liabilities	5,486,946	—	(2,647)	—	5,484,299

Non-current liabilities
Total non-current liabilities	10,114,166	—	—	—	10,114,166

Equity
Profit reserves	4,466,392	(55,831)	(26,596)	—	4,383,965
Other equity items	4,061,231	—	—	—	4,061,231

Equity attributable to:
Shareholders of the Company	8,527,623	(55,831)	(26,596)	—	8,445,196
Non-controlling interests in subsidiaries	30,935	(80)	—	—	30,855

Total equity	8,558,558	(55,911)	(26,596)	—	8,476,051

Total liabilities and equity	24,159,670	(55,911)	(29,243)	—	24,074,516

Statements of Profit or Loss

	As previously reported – 2016	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	After adoption IFRS 9 and 15 and reclassification – 2016
Net revenue from sales and services	77,352,955	—	(471,115)	(141,807)	76,740,033
Cost of products and services sold	(70,342,723)	—	3,971	141,807	(70,196,945)

Gross profit	7,010,232	—	(467,144)	—	6,543,088
Operating income (expenses)
Selling and marketing	(2,651,501)	(44,074)	475,382	—	(2,220,193)
Other operating income (expenses) items	(1,253,021)	—	—	—	(1,253,021)

Operating income before financial income (expenses) and share of profit of joint ventures and associates	3,105,710	(44,074)	8,238	—	3,069,874
Financial result, net	(842,576)	—	—	—	(842,576)
Share of profit of joint ventures and associates	7,476	—	—	—	7,476

Income before income and social contribution taxes	2,270,610	(44,074)	8,238	—	2,234,774

Income and social contribution taxes
Current	(800,497)	—	—	—	(800,497)
Deferred	100,505	14,835	(2,801)	—	112,539

	(699,992)	14,835	(2,801)	—	(687,958)
Net income for the year	1,570,618	(29,239)	5,437	—	1,546,816

Net income for the year attributable to:
Shareholders of the Company	1,561,585	(29,189)	5,441	—	1,537,837
Non-controlling interests in subsidiaries	9,033	(50)	(4)	—	8,979
Earnings per share (based on weighted average number of shares outstanding) – R$
Basic	1.4422				1.4203
Diluted	1.4313				1.4095

Statements of Cash Flows

	As previously reported – 2016	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	After adoption IFRS 9 and 15 and reclassification – 2016
Cash flows from operating activities
Net income for the year	1,570,618	(29,239)	5,437	—	1,546,816
Adjustments to reconcile net income to cash provided by operating activities
Share of loss (profit) of joint ventures and associates	(7,476)	—	—	—	(7,476)
Amortization of contractual assets with customers – exclusive rights	—	—	463,490	—	463,490
Depreciation and amortization	1,103,538	—	(475,382)	—	628,156
PIS and COFINS credits on depreciation	12,581	—	—	—	12,581
Asset retirement obligation	(2,785)	—	—	2,785	—
Interest, monetary, and foreign exchange rate variations	763,793	—	—	—	763,793
Deferred income and social contribution taxes	(100,505)	(14,835)	2,801	—	(112,539)
(Gain) loss on disposal of property, plant and equipment and intangibles	6,134	—	—	—	6,134
Estimated credit losses on doubtful accounts	—	—	—	79,983	79,983
Provision for losses in inventories	—	—	—	555	555
Provision for post-employment benefits	—	—	—	7,631	7,631
Other provisions and adjustments	(6,515)	—	5,612	—	(903)

	3,339,383	(44,074)	1,958	90,954	3,388,221
(Increase) decrease in current assets
Trade receivables and reseller financing	(326,695)	44,074	(4,115)	(86,145)	(372,881)
Inventories	(262,993)	—	—	(4,526)	(267,519)
Other current asset items	(254,774)	—	—	—	(254,774)
Increase (decrease) in current liabilities
Taxes payable	2,229	—	—	1,792	4,021
Insurance and other payables	56,811	—	—	(2,785)	54,026
Other current liabilities items	791,257	—	—	—	791,257
(Increase) decrease in non-current assets
Other non-current asset items	(211,967)	—	—	—	(211,967)
Increase (decrease) in non-current liabilities
Post-employment benefits	(40)	—	—	(7,631)	(7,671)
Other non-current liabilities items	24,647	—	—	—	24,647
Payments of contractual assets with customers – exclusive rights	—	—	(514,291)	—	(514,291)
Income and social contribution taxes paid	(644,188)	—	—	—	(644,188)

Net cash provided by operating activities	2,513,670	—	(524,789)	—	1,988,881

	As previously reported –2016	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	After adoption IFRS 9 and 15 and reclassification – 2016
Cash flows from investing activities
Acquisition of property, plant, and equipment	(1,015,199)	—	—	(18,738)	(1,033,937)
Acquisition of intangible assets	(651,171)	—	524,789	18,738	(107,644)
Other investing activities items	(182,406)	—	—	—	(182,406)

Net cash used in investing activities	(1,848,776)	—	524,789	—	(1,323,987)

Net cash provided by financing activities	928,388	—	—	—	928,388

Effect of exchange rate changes on cash and cash equivalents in foreign currency	(22,017)	—	—	—	(22,017)
Increase in cash and cash equivalents	1,571,265	—	—	—	1,571,265

Cash and cash equivalents at the beginning of the year	2,702,893	—	—	—	2,702,893
Cash and cash equivalents at the end of the year	4,274,158	—	—	—	4,274,158

2. x.2 Adoption of the Pronouncements as of December 31, 2017

Statements of Financial Position

Assets	As previously reported – 12/31/2017	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	Fair value CBLSA (4)	After adoption IFRS 9 and 15 and reclassification – 12/31/2017
Current assets
Trade receivables and reseller financing	4,337,118	(157,198)	(32,026)	—	—	4,147,894
Inventories	3,491,879	—	21,698	—	133	3,513,710
Contractual assets with customers – exclusive rights	—	—	456,213	—	—	456,213
Other current assets	7,372,294	—	—	—	—	7,372,294

Total current assets	15,201,291	(157,198)	445,885	—	133	15,490,111

Non-current assets
Contractual assets with customers – exclusive rights	—	—	1,046,147	—	—	1,046,147
Deferred income and social contribution taxes	545,611	53,447	15,003	—	—	614,061
Other non-current assets	2,107,965	—	—	—	—	2,107,965

Total long term assets	2,653,576	53,447	1,061,150	—	—	3,768,173

Investments	150,194	—	—	—	—	150,194
Property, plant, and equipment	6,607,788	—	—	26,740	3,298	6,637,826
Intangible assets	3,727,473	—	(1,538,095)	(26,740)	75,404	2,238,042

Total non-current assets	13,139,031	53,447	(476,945)	—	78,702	12,794,235

Total assets	28,340,322	(103,751)	(31,060)	—	78,835	28,284,346

Liabilities	As previously reported – 12/31/2017	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	Fair value CBLSA (4)	After adoption IFRS 9 and 15 and reclassification – 12/31/2017
Current liabilities
Taxes payable	225,829	—	(4,300)	—	—	221,529
Other current liabilities	6,788,159	—	—		—	6,788,159

Total current liabilities	7,013,988	—	(4,300)	—	—	7,009,688

Non-current liabilities
Deferred income and social contribution taxes	38,524	—	—	—	45,118	83,642
Other non-current assets	11,566,978	—	—	—		11,566,978

Total non-current liabilities	11,605,502	—	—	—	45,118	11,650,620

Equity
Profit reserves	3,760,079	(103,468)	(26,760)	—	—	3,629,851
Valuation adjustments	159,643	—	—	—	(4,819)	154,824
Other equity items	5,461,539	—			—	5,461,539

Equity attributable to:
Shareholders of the Company	9,381,261	(103,468)	(26,760)	—	(4,819)	9,246,214
Non-controlling interests in subsidiaries	339,571	(283)		—	38,536	377,824

Total equity	9,720,832	(103,751)	(26,760)	—	33,717	9,624,038

Total liabilities and equity	28,340,322	(103,751)	(31,060)	—	78,835	28,284,346

Statements of Profit or Loss

	As previously reported – 2017	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	After adoption IFRS 9 and 15 and reclassification – 2017
Net revenue from sales and services	80,007,422	—	(474,628)	(302,780)	79,230,014
Cost of products and services sold	(72,735,781)	—	1,528	302,780	(72,431,473)

Gross profit	7,271,641	—	(473,100)	—	6,798,541
Operating income (expenses)
Selling and marketing	(2,885,311)	(72,485)	471,407	—	(2,486,389)
Other operating income (expenses) items	(1,519,410)	—	—	—	(1,519,410)

Operating income before financial income (expenses) and share of profit of joint ventures and associates	2,866,920	(72,485)	(1,693)	—	2,792,742
Financial result, net	(474,296)	—	—	—	(474,296)
Share of profit of joint ventures and associates	20,673	—	—	—	20,673

Income before income and social contribution taxes	2,413,297	(72,485)	(1,693)	—	2,339,119

Income and social contribution taxes
Current	(922,458)	—	—	—	(922,458)
Deferred	83,029	25,599	576	—	109,204

	(839,429)	25,599	576	—	(813,254)
Net income for the year	1,573,868	(46,886)	(1,117)	—	1,525,865

Net income for the year attributable to:
Shareholders of the Company	1,574,306	(46,825)	(976)	—	1,526,505
Non-controlling interests in subsidiaries	(438)	(61)	(141)	—	(640)
Earnings per share (based on weighted average number of shares outstanding) – R$
Basic	1.4528				1.4084
Diluted	1.4423				1.3984

Statements of Cash Flows

	As previously reported –2017	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	After adoption IFRS 9 and 15 and reclassification –2017
Cash flows from operating activities
Net income for the year	1,573,868	(46,886)	(1,117)	—	1,525,865
Adjustments to reconcile net income to cash provided by operating activities
Share of loss (profit) of joint ventures and associates	(20,673)	—	—	—	(20,673)
Amortization of contractual assets with customers – exclusive rights	—	—	463,049	—	463,049
Depreciation and amortization	1,175,951	—	(471,407)	—	704,544
PIS and COFINS credits on depreciation	13,134	—	—	—	13,134
Asset retirement obligation	(15,432)	—	—	15,432	—
Interest, monetary, and foreign exchange rate variations	854,671	—	—	—	854,671
Deferred income and social contribution taxes	(83,029)	(25,599)	(576)	—	(109,204)
(Gain) loss on disposal of property, plant and equipment and intangibles	2,242	—	—	—	2,242
Estimated credit losses on doubtful accounts	—	—	—	132,756	132,756
Provision for losses in inventories	—	—	—	(802)	(802)
Provision for post-employment benefits	—	—	—	13,968	13,968
Other provisions and adjustments	(868)	—	2,407	—	1,539

	3,499,864	(72,485)	(7,644)	161,354	3,581,089
(Increase) decrease in current assets
Trade receivables and reseller financing	(665,145)	72,485	(3,006)	(129,574)	(725,240)
Inventories	(605,757)	—	—	(727)	(606,484)
Other current asset items	30,860	—	—	—	30,860
Increase (decrease) in current liabilities
Taxes payable	34,707	—	—	(1,653)	33,054
Insurance and other payables	(33,955)	—	—	(15,432)	(49,387)
Other current liabilities items	1,216,294	—	—	—	1,216,294
(Increase) decrease in non-current assets
Other non-current asset items	(393,991)	—	—	—	(393,991)
Increase (decrease) in non-current liabilities
Post-employment benefits	13,209	—	—	(13,968)	(759)
Other non-current liabilities items	20,142	—	—	—	20,142
Payments of contractual assets with customers – exclusive rights	—	—	(529,732)	—	(529,732)
Income and social contribution taxes paid	(836,808)	—	—	—	(836,808)

Net cash provided by operating activities	2,279,420	—	(540,382)	—	1,739,038

Cash flows from investing activities
Acquisition of property, plant, and equipment	(1,262,558)	—	—	(39,629)	(1,302,187)
Acquisition of intangible assets	(801,971)	—	540,382	39,629	(221,960)
Other investing activities items	152,392	—	—	—	152,392

Net cash used in investing activities	(1,912,137)	—	540,382	—	(1,371,755)

Net cash provided by financing activities	340,349	—	—	—	340,349

Effect of exchange rate changes on cash and cash equivalents in foreign currency	20,214	—	—	—	20,214
Increase in cash and cash equivalents	727,846	—	—	—	727,846

Cash and cash equivalents at the beginning of the year	4,274,158	—	—	—	4,274,158
Cash and cash equivalents at the end of the year	5,002,004	—	—	—	5,002,004

Summary of Adoption of Pronouncesments Issued

The following standards, amendments, and interpretations to IFRS were issued by the IASB are not effective as of December 31, 2018:

Effective date
(i) IFRS 16—Lease: requires lessees’ record, in the financial statements, a liability reflecting future payments of a lease and the right to use an asset for the lease contracts, except for certain short-term leases and low asset value contracts. The criteria for recognition and measurement of leases in the financial statements of lessors are substantially maintained.	2019

(ii) Uncertainty over income tax treatments – IFRIC 23: clarifies how to apply the recognition and measurement requirements in IAS 12– when there is uncertainty over income tax treatments. In such circumstance, an entity shall recognize and measure its current or deferred tax asset or liability applying the requirements in IAS 12 based on taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, applying this interpretation.	2019

IFRS 16 [member]
Statement [LineItems]
Summary of he Range Of Estimated Impacts On the Adoption Of the Ifrs 16

The table below summarizes the range of estimated impacts on the adoption of the IFRS 16, as of January 1, 2019:

	From	To
Current assets
Prepaid expenses	(38,939)	(38,939)

Non-current assets
Prepaid expenses	(288,630)	(288,630)
Right of use assets	1,731,314	1,940,091
Intangible assets	(39,178)	(39,178)

Total assets	1,364,567	1,573,344

Current liabilities
Lease contracts payable	184,136	219,399
Non-Current liabilities
Lease contracts payable	1,180,431	1,353,945

Total liabilities	1,364,567	1,573,344